Segment Reporting (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended			3 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014
Summarized financial information for the Partnership's reportable segments
Sales	$ 4,050,458	$ 4,795,236	$ 4,433,426	$ 4,771,756	$ 5,589,190	$ 5,117,259	$ 4,617,194	$ 3,916,063	$ 3,975,481	$ 13,727,427	$ 14,794,372	$ 19,589,608	$ 17,625,997	$ 14,835,729
Product margin	170,306		133,542							445,712	311,487	461,482	370,171	233,989
Gross profit	155,435	134,867	118,093	93,797	59,072	104,874	82,620	90,675	55,319	401,084	270,962	405,829	333,488	209,598
Wholesale:
Summarized financial information for the Partnership's reportable segments
Sales	2,915,039		3,307,910							10,298,644	11,494,906	15,205,654	13,760,910	12,596,917
Product margin	84,861		64,067							227,179	120,552	202,870	145,429	123,833
Gasoline and gasoline blendstocks
Summarized financial information for the Partnership's reportable segments
Sales					1,981,536					5,841,042	6,142,691	8,085,225	8,827,621	8,660,412	1,692,757
Product margin	25,370		21,854							70,959	4,786	43,147	54,639	56,224
Crude Oil
Summarized financial information for the Partnership's reportable segments
Sales	621,392		768,150							1,855,661	2,805,504	3,561,428	1,205,588	40,873
Product margin	44,670		24,621							98,256	70,503	92,807	35,538	12,301
Other oils and related products
Summarized financial information for the Partnership's reportable segments
Sales	600,890		558,224							2,601,941	2,546,711	3,559,001	3,727,701	3,895,632
Product margin	14,821		17,592							57,964	45,263	66,916	55,252	55,308
Gasoline Distribution and Station Operations Segment
Summarized financial information for the Partnership's reportable segments
Sales	924,778		911,659							2,663,048	2,559,291	3,378,428	3,148,906	1,463,774
Product margin	80,211		64,730							195,238	169,595	230,253	206,090	88,181
Gasoline
Summarized financial information for the Partnership's reportable segments
Sales	877,021		870,689							2,538,127	2,449,400	3,231,925	3,024,775	1,404,988
Product margin	54,306		43,443							126,629	110,533	150,147	139,706	56,690
Station operations
Summarized financial information for the Partnership's reportable segments
Sales	47,757		40,970							124,921	109,891	146,503	124,131	58,786
Product margin	25,905		21,287							68,609	59,062	80,106	66,384	31,491
Commercial Segment
Summarized financial information for the Partnership's reportable segments
Sales	210,641		213,857							775,314	740,175	1,005,526	716,181	775,038
Product margin	5,234		4,745							23,295	21,340	28,359	18,652	21,975
Not allocated to segments
Summarized financial information for the Partnership's reportable segments
Depreciation allocated to cost of sales	(14,871)		(15,449)							(44,628)	(40,525)	(55,653)	(36,683)	(24,391)
Intersegment transaction
Summarized financial information for the Partnership's reportable segments
Sales	$ 0											$ 0